Dec. 31, 2021
Prospectus
InvestEd 90 Portfolio
What is the Portfolio's investment objective?
InvestEd 90 Portfolio seeks to provide growth of capital.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 33% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 90 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Equity Funds and the remaining 10% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 80% to 100%, and its fixed income allocations may range from 20% to 0%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			80%-100%
	US Equity		45%-65%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		25%-40%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			0%-20%
	Investment Grade Bond		0%-20%
		Delaware Ivy Government Securities Fund	0%-10%
		Delaware Ivy Securian Core Bond Fund	0%-10%
		Delaware Ivy Corporate Bond Fund	0%-10%
		Delaware Ivy Crossover Credit Fund	0%-5%
	Non-Investment Grade Bond		0%-5%
		Delaware Ivy Strategic Income Fund	0%-5%
		Delaware Ivy Global Bond Fund	0%-5%
		Delaware Ivy High Income Fund	0%-5%
	Short-Term Bond		0%-20%
		Delaware Ivy Government Money Market Fund	0%-10%
		Delaware Ivy Limited-Term Bond Fund	0%-10%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 90 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 90% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 16 years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 90 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 19.32% for the quarter ended June 30, 2020, and the lowest quarterly return was -20.09% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 57% Russell 3000 Index + 33% MSCI ACWI ex U.S.A. IMI Index + 8% Bloomberg U.S. Universal Index + 2% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 57% Russell 3000 Index + 33% MSCI ACWI ex U.S.A. IMI Index + 8% Bloomberg U.S. Universal Index + 2% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 80 Portfolio
What is the Portfolio's investment objective?
InvestEd 80 Portfolio seeks to provide growth of capital.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 80 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 80% of its assets to the Underlying Equity Funds and the remaining 20% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 80%/20% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 70% to 90%, and its fixed income allocations may range from 30% to 10%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 80%/20% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			70%-90%
	US Equity		40%-60%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		20%-40%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			10%-30%
	Investment Grade Bond		0%-30%
		Delaware Ivy Government Securities Fund	0%-15%
		Delaware Ivy Securian Core Bond Fund	0%-15%
		Delaware Ivy Corporate Bond Fund	0%-15%
		Delaware Ivy Crossover Credit Fund	0%-10%
	Non-Investment Grade Bond		0%-10%
		Delaware Ivy Strategic Income Fund	0%-10%
		Delaware Ivy Global Bond Fund	0%-10%
		Delaware Ivy High Income Fund	0%-10%
	Short-Term Bond		0%-30%
		Delaware Ivy Government Money Market Fund	0%-15%
		Delaware Ivy Limited-Term Bond Fund	0%-15%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 80 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 80% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 80% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 13 years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 80 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 6.38% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.67% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 52% Russell 3000 Index + 28% MSCI ACWI ex U.S.A. IMI Index + 16% Bloomberg U.S. Universal Index + 4% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 52% Russell 3000 Index + 28% MSCI ACWI ex U.S.A. IMI Index + 16% Bloomberg U.S. Universal Index + 4% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 70 Portfolio
What is the Portfolio's investment objective?
InvestEd 70 Portfolio seeks to provide growth of capital.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 18% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 70 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 70% of its assets to the Underlying Equity Funds and the remaining 30% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 70%/30% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 60% to 80%, and its fixed income allocations may range from 40% to 20%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 70%/30% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			60%-80%
	US Equity		35%-55%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		15%-35%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-15%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-15%
Fixed Income			20%-40%
	Investment Grade Bond		0%-40%
		Delaware Ivy Government Securities Fund	0%-15%
		Delaware Ivy Securian Core Bond Fund	0%-15%
		Delaware Ivy Corporate Bond Fund	0%-15%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		0%-30%
		Delaware Ivy Government Money Market Fund	0%-15%
		Delaware Ivy Limited-Term Bond Fund	0%-15%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 70 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 70% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 70% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to significant short-term market fluctuations. It is most appropriate for investors who have a high tolerance for risk and a long-term investment horizon, and who do not expect to incur expenses for higher education for at least 11 years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 70 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 16.23% for the quarter ended June 30, 2020, and the lowest quarterly return was -16.65% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 46% Russell 3000 Index + 24% MSCI ACWI ex U.S.A. IMI Index + 24% Bloomberg U.S. Universal Index + 6% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 46% Russell 3000 Index + 24% MSCI ACWI ex U.S.A. IMI Index + 24% Bloomberg U.S. Universal Index + 6% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 60 Portfolio
What is the Portfolio's investment objective?
InvestEd 60 Portfolio seeks to provide total return through a combination of capital appreciation and current income.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 25% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 60 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its assets to the Underlying Equity Funds and the remaining 40% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 60%/40% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity allocations may range from 50% to 70%, and its fixed income allocations may range from 50% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 60%/40% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			50%-70%
	US Equity		30%-50%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		10%-30%
		iShares Core MSCI EAFE ETF+	0%-25%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-25%
		Delaware Ivy International Core Equity Fund	0%-25%
		Delaware Ivy International Value Fund	0%-25%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-15%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			30%-50%
	Investment Grade Bond		0%-50%
		Delaware Ivy Government Securities Fund	0%-25%
		Delaware Ivy Securian Core Bond Fund	0%-25%
		Delaware Ivy Corporate Bond Fund	0%-25%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		0%-40%
		Delaware Ivy Government Money Market Fund	0%-20%
		Delaware Ivy Limited-Term Bond Fund	0%-20%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 60 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 60% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 60% of its assets to equities via investments in the Underlying Equity Funds, the Portfolio is susceptible to elevated levels of short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least nine years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 60 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 13.46% for the quarter ended June 30, 2020, and the lowest quarterly return was -13.20% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 31% Bloomberg U.S. Universal Index + 20% MSCI ACWI ex U.S.A. IMI Index + 9% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 40% Russell 3000 Index + 31% Bloomberg U.S. Universal Index + 20% MSCI ACWI ex U.S.A. IMI Index + 9% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 50 Portfolio
What is the Portfolio's investment objective?
InvestEd 50 Portfolio seeks to provide total return through a combination of capital appreciation and current income.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 31% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 50 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds) and (ii) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 50% of its assets to the Underlying Equity Funds and the other 50% of its assets to the Underlying Fixed Income Funds. While the Portfolio seeks to maintain this approximate 50%/50% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s equity and fixed income allocations may each range from 40% to 60%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 50%/50% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			40%-60%
	US Equity		25%-45%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-25%
		iShares Core MSCI EAFE ETF+	0%-20%
		Delaware Ivy Global Growth Fund	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			40%-60%
	Investment Grade Bond		0%-60%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		0%-40%
		Delaware Ivy Government Money Market Fund	0%-25%
		Delaware Ivy Limited-Term Bond Fund	0%-25%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 50 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 50% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating its assets approximately evenly between equities and fixed income securities via investments in the Underlying Equity Funds and Underlying Fixed Income Funds, respectively, the Portfolio is susceptible to elevated levels of short-term market fluctuations. It is most appropriate for investors who have an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least seven years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 50 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 4.76% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.36% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 34% Russell 3000 Index + 16% MSCI ACWI ex U.S.A. IMI Index + 39 Bloomberg U.S. Universal Index + 11% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 34% Russell 3000 Index + 16% MSCI ACWI ex U.S.A. IMI Index + 39 Bloomberg U.S. Universal Index + 11% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 40 Portfolio
What is the Portfolio's investment objective?
InvestEd 40 Portfolio seeks to provide total return through a combination of current income and capital appreciation.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 40 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its assets to the Underlying Fixed Income Funds and the remaining 40% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 60%/40% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 50% to 70%, and its equity allocations may range from 50% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 60%/40% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			30%-50%
	US Equity		15%-35%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-25%
		iShares Core MSCI EAFE ETF+	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-20%
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			50%-70%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		0%-45%
		Delaware Ivy Government Money Market Fund	0%-25%
		Delaware Ivy Limited-Term Bond Fund	0%-25%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 40 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 40% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 60% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least five years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 40 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 9.51% for the quarter ended June 30, 2020, and the lowest quarterly return was -8.44% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 27% Russell 3000 Index + 14% Bloomberg 1-3 Year Gov/Credit Index + 13% MSCI ACWI ex U.S.A. IMI Index.

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 27% Russell 3000 Index + 14% Bloomberg 1-3 Year Gov/Credit Index + 13% MSCI ACWI ex U.S.A. IMI Index.

InvestEd 30 Portfolio
What is the Portfolio's investment objective?
InvestEd 30 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 30 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 70% of its assets to the Underlying Fixed Income Funds and the remaining 30% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 70%/30% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 60% to 80%, and its equity allocations may range from 20% to 40%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 70%/30% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			20%-40%
	US Equity		10%-30%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		5%-20%
		iShares Core MSCI EAFE ETF+	0%-20%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-20%
		Delaware Ivy International Core Equity Fund	0%-20%
		Delaware Ivy International Value Fund	0%-20%
		Delaware Ivy International Small Cap Fund	0%-10%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-10%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-10%
Fixed Income			60%-80%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		10%-55%
		Delaware Ivy Government Money Market Fund	0%-40%
		Delaware Ivy Limited-Term Bond Fund	0%-40%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 30 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 30% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 70% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with an average tolerance for risk and a medium-term investment horizon, and who do not expect to incur expenses for higher education for at least three years.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 30 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 3.38% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.28% for the quarter ended September 30, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 20% Russell 3000 Index + 10% MSCI ACWI ex U.S.A. IMI Index + 48% Bloomberg U.S. Universal Index + 22% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 20% Russell 3000 Index + 10% MSCI ACWI ex U.S.A. IMI Index + 48% Bloomberg U.S. Universal Index + 22% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 20 Portfolio
What is the Portfolio's investment objective?
InvestEd 20 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 20 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 80% of its assets to the Underlying Fixed Income Funds and the remaining 20% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 80%/20% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 70% to 90%, and its equity allocations may range from 10% to 30%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 80%/20% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			10%-30%
	US Equity		5%-25%
		iShares Core S&P 500 ETF+	0%-25%
		Delaware Ivy Core Equity Fund	0%-25%
		Delaware Ivy Large Cap Growth Fund	0%-25%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-25%
		Delaware Ivy Value Fund	0%-25%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		0%-15%
		iShares Core MSCI EAFE ETF+	0%-15%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-15%
		Delaware Ivy International Core Equity Fund	0%-15%
		Delaware Ivy International Value Fund	0%-15%
		Delaware Ivy International Small Cap Fund	0%-5%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-5%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-5%
Fixed Income			70%-90%
	Investment Grade Bond		25%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-20%
	Non-Investment Grade Bond		0%-20%
		Delaware Ivy Strategic Income Fund	0%-20%
		Delaware Ivy Global Bond Fund	0%-20%
		Delaware Ivy High Income Fund	0%-20%
	Short-Term Bond		20%-65%
		Delaware Ivy Government Money Market Fund	0%-50%
		Delaware Ivy Limited-Term Bond Fund	0%-50%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 20 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 20% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 80% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to moderate short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who do not expect to incur expenses for higher education for at least one year.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 20 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 6.62% for the quarter ended June 30, 2020, and the lowest quarterly return was -4.80% for the quarter ended March 31, 2020.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 34% Bloomberg 1-3 Year Gov/Credit Index + 15% Russell 3000 Index + 5% MSCI ACWI ex U.S.A. IMI Index.

* The Current Blended Benchmark is computed using a combination of 46% Bloomberg U.S. Universal Index + 34% Bloomberg 1-3 Year Gov/Credit Index + 15% Russell 3000 Index + 5% MSCI ACWI ex U.S.A. IMI Index.

InvestEd 10 Portfolio
What is the Portfolio's investment objective?
InvestEd 10 Portfolio seeks to provide current income and preserve capital, while maintaining limited capital appreciation potential.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 35% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 10 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds and exchange-traded funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio primarily will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). However, the Portfolio also may purchase shares of funds not affiliated with the Delaware Funds Complex (“unaffiliated” funds). The unaffiliated Underlying Funds are exchange-traded funds (ETFs) that are passively managed and seek to track the performance of their designated benchmark indices. The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

The Portfolio divides its assets between two types of investments: (i) Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and (ii) Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). Under normal circumstances, the Portfolio targets an allocation of approximately 90% of its assets to the Underlying Fixed Income Funds and the remaining 10% of its assets to the Underlying Equity Funds. While the Portfolio seeks to maintain this approximate 90%/10% allocation ratio, from time to time such percentages may vary as much as 10% from those designated targets (i.e., the Portfolio’s fixed income allocations may range from 80% to 100%, and its equity allocations may range from 0% to 20%).

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the equity and fixed income asset classes. The equity investment categories include US and international (including emerging market) equity securities of large cap, mid cap and small cap companies (including growth and value styles). The fixed income investment categories include US and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the US government or its agencies or instrumentalities (US government securities), and securities issued by foreign governments and securities denominated in currencies other than the US dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, within the 90%/10% asset class buckets, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories (i.e., US equity securities, international equity securities, investment grade bonds, non-investment grade bonds and short-term bonds) for each such bucket, based on the risk/return potential of the different investment categories and the risk profile of the Portfolio. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to equities by geography, market capitalization and investment style. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by asset class, investment category and Underlying Fund.

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
Equity			0%-20%
	US Equity		0%-20%
		iShares Core S&P 500 ETF+	0%-20%
		Delaware Ivy Core Equity Fund	0%-20%
		Delaware Ivy Large Cap Growth Fund	0%-20%
		Delaware Ivy S&P 500 Dividend Aristocrats Index Fund	0%-20%
		Delaware Ivy Value Fund	0%-20%
		Delaware Ivy Mid Cap Growth Fund	0%-10%
		Delaware Ivy Mid Cap Income Opportunities Fund	0%-10%
		Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund	0%-10%
		Delaware Ivy Smid Cap Core Fund	0%-10%
		Delaware Ivy Small Cap Growth Fund	0%-10%
	Global/International Equity		0%-10%
		iShares Core MSCI EAFE ETF+	0%-10%

Asset Class	Investment Category	Underlying Fund	Target Allocation Range*
		Delaware Ivy Global Growth Fund	0%-10%
		Delaware Ivy International Core Equity Fund	0%-10%
		Delaware Ivy International Value Fund	0%-10%
		Delaware Ivy International Small Cap Fund	0%-5%
		Delaware Ivy Systematic Emerging Markets Equity Fund	0%-5%
		Delaware Ivy LaSalle Global Real Estate Fund	0%-5%
Fixed Income			80%-100%
	Investment Grade Bond		20%-70%
		Delaware Ivy Government Securities Fund	0%-35%
		Delaware Ivy Securian Core Bond Fund	0%-35%
		Delaware Ivy Corporate Bond Fund	0%-35%
		Delaware Ivy Crossover Credit Fund	0%-15%
	Non-Investment Grade Bond		0%-15%
		Delaware Ivy Strategic Income Fund	0%-15%
		Delaware Ivy Global Bond Fund	0%-15%
		Delaware Ivy High Income Fund	0%-15%
	Short-Term Bond		30%-80%
		Delaware Ivy Government Money Market Fund	0%-60%
		Delaware Ivy Limited-Term Bond Fund	0%-60%

* Under normal market conditions.

+ iShares® is a registered trademark of BlackRock (BlackRock, Inc. and its subsidiaries). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in the InvestEd 10 Portfolio.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any asset class or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its 10% equity target between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above-specified target asset and investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating approximately 90% of its assets to fixed income securities via investments in the Underlying Fixed Income Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who expect to incur expenses for higher education within one year.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Portfolio invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 10 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 1.79% for the quarter ended June 30, 2021, and the lowest quarterly return was -0.79% for the quarter ended March 31, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 8% Russell 3000 Index + 2% MSCI ACWI ex U.S.A. IMI Index + 45% Bloomberg U.S. Universal Index + 45% Bloomberg 1-3 Year Gov/Credit Index.

* The Current Blended Benchmark is computed using a combination of 8% Russell 3000 Index + 2% MSCI ACWI ex U.S.A. IMI Index + 45% Bloomberg U.S. Universal Index + 45% Bloomberg 1-3 Year Gov/Credit Index.

InvestEd 0 Portfolio
What is the Portfolio's investment objective?
InvestEd 0 Portfolio seeks to provide capital preservation.
What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Portfolio’s Prospectus under the section entitled “About your account,” and in the Portfolio’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of affiliated Underlying Funds within the Delaware Funds Complex (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly, including shares of unaffiliated funds. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The InvestEd 0 Portfolio is structured as a “fund-of-funds,” which means that it seeks to achieve its investment objective by investing its assets, under normal circumstances, in a combination of other mutual funds (collectively, the Underlying Funds), rather than investing directly in stocks, bonds and other instruments. The Portfolio will invest in mutual funds within the Delaware Funds Complex, for which the Manager serves as investment adviser (“affiliated” funds). The Portfolio typically will invest in Class R6 shares of the affiliated Underlying Funds.

Under normal circumstances, the Portfolio generally invests all of its assets in Underlying Funds that invest primarily in fixed income securities.

The Portfolio invests in the Underlying Funds to gain exposure to a diversified mixture of investment categories within the fixed income asset classes, including U.S. and foreign investment grade and non-investment grade corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the Underlying Funds may, but are not required to, invest in options, futures contracts and other derivative instruments.

The Portfolio’s holdings are determined pursuant to a two-stage asset allocation process. First, taking into consideration the risk/return potential of the different investment categories and the risk profile of the Portfolio, the Manager undertakes a strategic analysis to determine what percentage of the Portfolio’s assets to allocate to different investment categories within the fixed income asset class: investment grade bonds, non-investment grade bonds and short-term bonds. Second, the Manager selects Underlying Funds that represent those investment categories based on the Underlying Funds’ classifications, historical risk and performance, among other factors. The Manager seeks to diversify the Portfolio’s allocation to fixed income securities by interest rate and credit exposure.

The following chart sets forth the target range of the Portfolio’s asset allocation by investment category and Underlying Fund.

Investment Category	Underlying Fund	Target Allocation Range*
Investment Grade Bond		0%-40%
	Delaware Ivy Government Securities Fund	0%-40%
	Delaware Ivy Securian Core Bond Fund	0%-40%
	Delaware Ivy Corporate Bond Fund	0%-40%
	Delaware Ivy Crossover Credit Fund	0%-10%
Non-Investment Grade Bond		0%-10%
	Delaware Ivy Strategic Income Fund	0%-10%
	Delaware Ivy Global Bond Fund	0%-10%
	Delaware Ivy High Income Fund	0%-10%
Short-Term Bond		60%-100%
	Delaware Ivy Government Money Market Fund	0%-100%
	Delaware Ivy Limited-Term Bond Fund	0%-100%

* Under normal market conditions.

The Manager monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed to adhere to the Portfolio’s target ranges. However, from time to time, the Manager or market movements (or a combination of both) may cause the Portfolio’s investment in any investment category or Underlying Fund to move outside its target range. In addition, the Portfolio is typically rebalanced quarterly (but may be rebalanced more or less frequently, as necessary) and will usually vary from its allocations between rebalancing transactions.

The Manager does not intend to trade actively among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, the Manager may change allocations within the stated ranges. The Manager also may, from time to time, modify the above- specified target investment category allocations, as well as the Underlying Funds selected for the Portfolio.

By allocating all of its assets, during normal circumstances, to fixed income securities via investments in the Underlying Funds, the Portfolio is susceptible to mild short-term market fluctuations, and thus is most appropriate for investors with a low tolerance for risk and a short-term investment horizon, and who are currently incurring expenses for higher education or expect to incur such expenses within one year.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Asset allocation risk — The risk associated with the allocation of a portfolio's assets amongst varying underlying styles. Portfolio managers may make investment decisions independently of one another, and may make conflicting investment decisions which could be detrimental to a portfolio's performance. There is a risk that the allocation of assets may skew toward a category or underlying fund that performs poorly relative to other categories or funds, or to the market as a whole, which could result in a portfolio performing poorly.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its target allocations among underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Bond funds risk. The Portfolio invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Emerging markets risk — The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Short-term bond risk — The risk that while a security with a longer duration generally is considered more price sensitive than a security with a shorter duration, short-term debt securities generally provide lower returns than longer-term fixed-income securities.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Investment company securities risk — The risk that when a portfolio invests in another investment company, shareholders of the portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the portfolio's fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Other risks applicable to a fund of funds structure — There are other risks associated with a fund of funds structure. The Manager has the authority to select and replace underlying funds. The Manager is subject to a potential conflict of interest in doing so because the Manager serves as the investment manager to the affiliated underlying funds and the advisory fees paid by some of the affiliated underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that the Manager has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has InvestEd 0 Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the  periods compare with those of various broad-based securities market indices. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 or by visiting our website at https://www.delawarefunds.com/products/invested-funds.

During the periods illustrated in this bar chart, the highest quarterly return was 2.51% for the quarter ended June 30, 2020, and the lowest quarterly return was -0.96% for the quarter ended March 31, 2021.  The maximum sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

* The Current Blended Benchmark is computed using a combination of 75% Bloomberg 1-3 Year Gov/Credit Index + 25% Bloomberg U.S. Universal Index.
* The Current Blended Benchmark is computed using a combination of 75% Bloomberg 1-3 Year Gov/Credit Index + 25% Bloomberg U.S. Universal Index.